Property and Equipment,Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Electronic equipment	80,811	86,746
Software	18,656	18,656
Leasehold improvement	6,319	6,319
Furniture and office equipment	1,740	1,592
Total	107,526	113,313
Less: accumulated depreciation	(77,618)	(87,429)
Less: accumulated impairment loss	(3,498)	(3,429)
	26,410	22,455